Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Schedule of Finite-Lived Intangible Assets, Amortization Expense [Table Text Block]
Total intangible amortization expense was classified in the operating expense categories for the periods included below as follows (in thousands):

	Years Ended December 31,
	2011	2010
Cost of revenue	$370.9	$—
Research and development	35.2	35.2
Selling, general and administrative	171.2	—
Total	$577.3	$35.2

Change in Goodwill Carrying Amount [Table Text Block]
The changes in the carrying amount of goodwill during 2011 and 2010 were as follows (in thousands):

Total
Balance as of December 31, 2009	$558.2
Impairment	(558.2)
Balance as of December 31, 2010	—
Acquisitions*	11,117.8
Balance as of December 31, 2011	$11,117.8

* Approximately $7.0 million associated with the PCT Merger, and $4.1 million associated with Amorcyte merger

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
In connection with the acquisition of PCT, the following intangible assets were acquired (in thousands):

Customer list	$1,000.0
Manufacturing technology	3,900.0
Tradename	800.0
Intangible Assets, PCT Acquisition	$5,700.0

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
As of December 31, 2011 and 2010, the Company’s intangible assets and related accumulated amortization consisted of the following (in thousands):

		12/31/2011			12/31/2010
	Useful Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer list	10 Years	1,000.0	(95.1)	904.9	—	—	—
Manufacturing technology	10 Years	3,900.0	(370.9)	3,529.1	—	—	—
Tradename	10 Years	800.0	(76.2)	723.8	—	—	—
In process R&D	Indefinite	9,400.0	—	9,400.0	—	—	—
VSEL patent rights	19 Years	669.0	(140.8)	528.2	669.0	(105.6)	563.4
Total Intangible Assets		15,769.0	(683.0)	15,086.0	669.0	(105.6)	563.4

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated intangible amortization expense on an annual basis for the succeeding five years is as follows (in thousands):

2012	$605.2
2013	605.2
2014	605.2
2015	605.2
2016	605.2
Thereafter	12,060.0
$15,086.0